Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Prepaid Expenses
(1)	Details of prepaid expenses as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Current assets:
Incremental costs of obtaining contracts	₩	1,881,608	1,882,296
Others		64,002	71,473

	₩	1,945,610	1,953,769

Non-current assets:
Incremental costs of obtaining contracts	₩	1,038,170	1,022,813
Others		70,236	63,294

	₩	1,108,406	1,086,107

Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions
(2)	Incremental costs of obtaining contracts
The amortization in connection with incremental costs of obtaining contracts recognized for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Amortization recognized	₩	2,493,346	2,505,724	2,485,593